Major maintenance provision (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Major maintenance provision.
Discount rate	10.04%	10.04%	8.66%	7.89%
Major maintenance of concessioned assets		$ 1,741,733	$ 1,317,985	$ 953,896
Additions		646,948	626,790	467,793
Disbursements	$ (20,438)	(397,963)	(203,042)	(103,704)
Short-term		949,197	692,788	443,570
Long-term	53,490	1,041,521	1,048,945	874,415
Present value of major maintenance provision	$ 8,981	$ 174,871	$ 114,137	$ 75,262